Investments carried under the equity method (Tables)	6 Months Ended
Jun. 30, 2020
Investments carried under the equity method [Abstract]
Investments in associates
The table below shows the breakdown of the investments held in associates as of June 30, 2020 and December 31, 2019:

	Balance as of June 30, 2020	Balance as of December 31, 2019
	($ in thousands)
Evacuación Valdecaballeros, S.L.	1,005	2,348
Myah Bahr Honaine, S.P.A.(*)	44,736	45,222
Pectonex, R.F. Proprietary Limited	1,588	1,391
ABY Infraestructuras, S.L.	15	11
Ca Ku A1, S.A.P.I. de CV (PTS)	46	-
Evacuación Villanueva del Rey, S.L	-	-
Windlectric Inc (**)	61,426	73,693
Pemcorp SAPI de CV (***)	17,716	17,179
Other renewable energy joint ventures (****)	81	81
Total	126,613	139,925

(*) Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these consolidated condensed interim financial statements. Geida Tlemcen, S.L. is 50% owned by Atlantica.

(**) Windlectric Inc., the project entity, is owned 100% by Amherst Island Partnership which is accounted for under the equity method (Note 5).

(***) Pemcorp SAPI de CV, Monterrey´s project entity, is 100% owned by Arroyo Netherlands II B.V. - which is accounted for under the equity method in these consolidated condensed interim financial statements (Note 5). Arroyo Netherlands II B.V. is 30% owned by Atlantica.

(****) Other renewable energy joint ventures correspond to investments made in the following entities located in Colombia: AC Renovables Sol 1 SAS Esp, PA Renovables Sol 1 SAS Esp, SJ Renovables Sun 1 SAS Esp and SJ Renovables Wind 1 SAS Esp.